UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
June 30, 2014

Equity Income - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 74.8%
AEROSPACE AND DEFENSE — 1.1%
BAE Systems plc	8,299,700	61,489,570
Rockwell Collins, Inc.	686,756	53,663,114
		115,152,684
AIR FREIGHT AND LOGISTICS — 2.3%
United Parcel Service, Inc., Class B	2,299,195	236,035,359
AUTOMOBILES — 0.2%
Honda Motor Co., Ltd.	694,500	24,248,028
BANKS — 6.3%
Comerica, Inc.	628,662	31,533,686
Commerce Bancshares, Inc.	2,260,847	105,129,385
JPMorgan Chase & Co.	1,597,167	92,028,763
KeyCorp	5,989,100	85,823,803
PNC Financial Services Group, Inc. (The)	3,253,659	289,738,334
SunTrust Banks, Inc.	989,877	39,654,473
		643,908,444
BEVERAGES — 1.7%
PepsiCo, Inc.	1,999,965	178,676,873
CAPITAL MARKETS — 3.0%
Goldman Sachs Group, Inc. (The)	240,081	40,199,163
Northern Trust Corp.	4,189,283	268,993,861
		309,193,024
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	761,600	97,956,992
Potash Corp. of Saskatchewan, Inc.	2,387,100	90,614,316
		188,571,308
COMMERCIAL SERVICES AND SUPPLIES — 3.3%
ADT Corp. (The)	2,589,941	90,492,538
Republic Services, Inc.	3,255,841	123,624,283
Tyco International Ltd.	1,856,182	84,641,899
Waste Management, Inc.	989,038	44,239,670
		342,998,390
COMMUNICATIONS EQUIPMENT — 0.4%
Cisco Systems, Inc.	1,689,800	41,991,530
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
CenturyLink, Inc.	1,888,355	68,358,451
Verizon Communications, Inc.	5,097,400	249,415,782
		317,774,233
ELECTRIC UTILITIES — 0.6%
Westar Energy, Inc.	1,699,300	64,896,267

ELECTRICAL EQUIPMENT — 0.6%
ABB Ltd.	2,595,878	59,774,277
FOOD AND STAPLES RETAILING — 3.6%
Sysco Corp.	4,935,048	184,817,548
Wal-Mart Stores, Inc.	2,530,522	189,966,286
		374,783,834
FOOD PRODUCTS — 3.4%
Campbell Soup Co.	3,221,748	147,588,276
General Mills, Inc.	3,799,100	199,604,714
		347,192,990
GAS UTILITIES — 3.8%
AGL Resources, Inc.	563,138	30,989,484
ONE Gas, Inc.(1)	2,926,689	110,482,510
Piedmont Natural Gas Co., Inc.	3,099,696	115,959,627
WGL Holdings, Inc.(1)	3,047,817	131,360,913
		388,792,534
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.6%
Becton Dickinson and Co.	1,389,400	164,366,020
HEALTH CARE PROVIDERS AND SERVICES — 1.7%
Quest Diagnostics, Inc.	2,999,000	176,011,310
HOUSEHOLD PRODUCTS — 2.2%
Procter & Gamble Co. (The)	2,819,390	221,575,860
INDUSTRIAL CONGLOMERATES — 3.1%
3M Co.	480,000	68,755,200
General Electric Co.	7,198,300	189,171,324
Koninklijke Philips Electronics NV	1,796,800	57,018,814
		314,945,338
INSURANCE — 3.6%
Allstate Corp. (The)	799,452	46,943,821
Chubb Corp. (The)	1,288,635	118,773,488
Marsh & McLennan Cos., Inc.	3,989,980	206,760,764
		372,478,073
METALS AND MINING — 0.7%
Goldcorp, Inc. New York Shares	1,499,800	41,859,418
Nucor Corp.	524,200	25,816,850
		67,676,268
MULTI-UTILITIES — 1.7%
Consolidated Edison, Inc.	589,878	34,059,556
PG&E Corp.	2,898,410	139,181,648
		173,241,204
MULTILINE RETAIL — 0.4%
Target Corp.	683,100	39,585,645
OIL, GAS AND CONSUMABLE FUELS — 11.6%
Chevron Corp.	1,639,992	214,100,956
El Paso Pipeline Partners LP	1,098,166	39,786,554
Exxon Mobil Corp.	4,050,082	407,762,256
Occidental Petroleum Corp.	1,666,500	171,032,895

Spectra Energy Partners LP	2,168,569	115,693,156
Total SA	3,398,125	245,588,166
		1,193,963,983
PHARMACEUTICALS — 9.4%
Eli Lilly & Co.	1,289,188	80,148,818
Johnson & Johnson	4,699,780	491,690,984
Merck & Co., Inc.	2,769,631	160,223,153
Pfizer, Inc.	5,999,579	178,067,505
Teva Pharmaceutical Industries Ltd. ADR	996,400	52,231,288
		962,361,748
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Annaly Capital Management, Inc.	1,998,500	22,842,855
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Applied Materials, Inc.	6,989,702	157,617,780
Intel Corp.	2,789,500	86,195,550
		243,813,330
THRIFTS AND MORTGAGE FINANCE — 1.0%
Capitol Federal Financial, Inc.(1)	8,755,469	106,466,503
TOTAL COMMON STOCKS (Cost $5,801,393,631)		7,693,317,912
CONVERTIBLE PREFERRED STOCKS — 12.3%
BANKS — 8.4%
Bank of America Corp., 7.25%	321,928	375,689,976
Wells Fargo & Co., 7.50%	399,956	485,546,584
		861,236,560
INSURANCE — 0.4%
MetLife, Inc., 5.00%, 10/8/14	1,418,461	45,334,014
MACHINERY — 2.4%
Stanley Black & Decker, Inc., 4.75%, 11/17/15	1,870,785	252,612,098
MULTI-UTILITIES — 0.3%
Laclede Group, Inc. (The), 6.75%, 4/1/17	515,378	27,340,803
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Health Care REIT, Inc., 6.50%	1,389,993	80,258,196
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,128,441,023)		1,266,781,671
CONVERTIBLE BONDS — 6.0%
CAPITAL MARKETS — 0.8%
Janus Capital Group, Inc., 3.25%, 7/15/14	25,448,000	25,670,670
Janus Capital Group, Inc., 0.75%, 7/15/18	45,526,000	59,468,338
		85,139,008
FOOD AND STAPLES RETAILING — 0.2%
UBS AG, (convertible into Wal-Mart Stores, Inc.), 3.80%, 11/20/14(2)(3)	329,000	25,000,193
FOOD PRODUCTS — 0.1%
Morgan Stanley, (convertible into Hillshire Brands Co), 3.40%, 11/20/14(2)(3)	248,400	9,649,127
METALS AND MINING — 0.2%
Credit Suisse, (convertible into Alcoa Inc.), 3.75%, 12/19/14(3)	1,650,200	24,205,649
MULTILINE RETAIL — 0.2%
UBS AG, (convertible into Target Corp.), 3.28%, 10/8/14(2)(3)	253,600	15,135,074

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.3%
Intel Corp., 2.95%, 12/15/35	265,924,000	331,241,582
Microchip Technology, Inc., 2.125%, 12/15/37	57,910,000	110,933,844
		442,175,426
SPECIALTY RETAIL — 0.2%
Citigroup, Inc., (convertible into Bed Bath & Beyond Inc), 5.00%, 1/2/15(2)(3)	373,500	21,158,775
TOTAL CONVERTIBLE BONDS (Cost $531,869,985)		622,463,252
PREFERRED STOCKS — 3.9%
BANKS — 0.6%
U.S. Bancorp, 6.00%	2,497,221	68,448,828
DIVERSIFIED FINANCIAL SERVICES — 3.3%
Citigroup, Inc., 5.95%	179,858,000	181,881,402
General Electric Capital Corp., 6.25%	139,900,000	155,897,565
		337,778,967
TOTAL PREFERRED STOCKS (Cost $392,745,185)		406,227,795
TEMPORARY CASH INVESTMENTS — 2.8%
Federal Farm Credit Discount Notes, 0.01%, 7/1/14(4)	26,201,000	26,201,000
Federal Home Loan Bank Discount Notes, 0.00%, 7/1/14 (4)	84,000,000	84,000,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $39,445,752), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $38,651,970)		38,651,916
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $15,783,410), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $15,460,770)		15,460,766
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $31,543,560), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $30,921,558)		30,921,532
SSgA U.S. Government Money Market Fund, Class N	91,402,191	91,402,191
TOTAL TEMPORARY CASH INVESTMENTS (Cost $286,637,405)		286,637,405
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $8,141,087,229)		10,275,428,035
OTHER ASSETS AND LIABILITIES — 0.2%		15,589,694
TOTAL NET ASSETS — 100.0%		$10,291,017,729

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	48,225,781	CHF	43,153,876	Credit Suisse AG	7/31/14	(448,262)
USD	242,540,642	EUR	178,413,484	UBS AG	7/31/14	(1,787,646)
GBP	991,029	USD	1,682,346	Credit Suisse AG	7/31/14	13,319
GBP	824,339	USD	1,409,724	Credit Suisse AG	7/31/14	731
USD	51,700,224	GBP	30,472,573	Credit Suisse AG	7/31/14	(438,748)
JPY	53,129,250	USD	523,315	Credit Suisse AG	7/31/14	1,247
USD	20,952,983	JPY	2,139,928,125	Credit Suisse AG	7/31/14	(175,199)
						(2,834,558)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $70,943,169, which represented 0.7% of total net assets.

(3)	Equity-linked debt security. The aggregated value of these securities at the period end was $95,148,818, which represented 0.9% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	7,245,199,057	448,118,855	—
Convertible Preferred Stocks	—	1,266,781,671	—
Convertible Bonds	—	622,463,252	—
Preferred Stocks	—	406,227,795	—
Temporary Cash Investments	91,402,191	195,235,214	—
	7,336,601,248	2,938,826,787	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	15,297	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(2,849,855)	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended June 30, 2014 follows:

	March 31, 2014					June 30, 2014
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value

ONE Gas, Inc.	2,396,071	$19,400,823	—	—	$755,891	2,926,689	$110,482,510
WGL Holdings, Inc.	2,998,417	1,974,058	—	—	1,336,991	3,047,817	131,360,913
Capitol Federal Financial, Inc.	7,999,069	9,262,539	—	—	2,805,792	8,755,469	106,466,503
		$30,637,420	—	—	$4,898,674		$348,309,926

4. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,259,167,884
Gross tax appreciation of investments	$2,023,940,827
Gross tax depreciation of investments	(7,680,676)
Net tax appreciation (depreciation) of investments	$2,016,260,151

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Large Company Value Fund
June 30, 2014

Large Company Value - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
AEROSPACE AND DEFENSE — 4.8%
General Dynamics Corp.	60,700	7,074,585
Honeywell International, Inc.	116,700	10,847,265
Raytheon Co.	40,600	3,745,350
Textron, Inc.	115,300	4,414,837
United Technologies Corp.	98,100	11,325,645
		37,407,682
AUTOMOBILES — 1.7%
Ford Motor Co.	750,000	12,930,000
BANKS — 15.2%
Bank of America Corp.	475,400	7,306,898
Citigroup, Inc.	319,300	15,039,030
JPMorgan Chase & Co.	542,700	31,270,374
KeyCorp	449,400	6,439,902
PNC Financial Services Group, Inc. (The)	151,700	13,508,885
U.S. Bancorp	390,600	16,920,792
Wells Fargo & Co.	520,400	27,352,224
		117,838,105
BEVERAGES — 0.5%
PepsiCo, Inc.	43,600	3,895,224
BIOTECHNOLOGY — 1.5%
Amgen, Inc.	55,200	6,534,024
Gilead Sciences, Inc.(1)	60,600	5,024,346
		11,558,370
BUILDING PRODUCTS — 0.6%
Masco Corp.	214,700	4,766,340
CAPITAL MARKETS — 5.3%
Ameriprise Financial, Inc.	81,000	9,720,000
BlackRock, Inc.	18,800	6,008,480
Goldman Sachs Group, Inc. (The)	62,500	10,465,000
Invesco Ltd.	237,500	8,965,625
Morgan Stanley	188,900	6,107,137
		41,266,242
CHEMICALS — 1.1%
E.I. du Pont de Nemours & Co.	55,500	3,631,920
LyondellBasell Industries NV, Class A	50,700	4,950,855
		8,582,775
COMMERCIAL SERVICES AND SUPPLIES — 0.3%
ADT Corp. (The)	77,700	2,714,838

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	167,200	4,154,920
QUALCOMM, Inc.	125,700	9,955,440
		14,110,360
CONSUMER FINANCE — 1.4%
Capital One Financial Corp.	127,700	10,548,020
DIVERSIFIED CONSUMER SERVICES — 0.3%
ServiceMaster Global Holdings, Inc.(1)	134,068	2,444,060
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Berkshire Hathaway, Inc., Class B(1)	68,200	8,631,392
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Verizon Communications, Inc.	103,400	5,059,362
ELECTRIC UTILITIES — 2.7%
PPL Corp.	226,300	8,040,439
Westar Energy, Inc.	169,800	6,484,662
Xcel Energy, Inc.	188,000	6,059,240
		20,584,341
ELECTRICAL EQUIPMENT — 1.5%
Eaton Corp. plc	147,000	11,345,460
ENERGY EQUIPMENT AND SERVICES — 3.9%
Halliburton Co.	154,700	10,985,247
National Oilwell Varco, Inc.	99,800	8,218,530
Schlumberger Ltd.	89,800	10,591,910
		29,795,687
FOOD AND STAPLES RETAILING — 2.1%
CVS Caremark Corp.	167,400	12,616,938
Kroger Co. (The)	79,700	3,939,571
		16,556,509
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.4%
Abbott Laboratories	264,700	10,826,230
Medtronic, Inc.	244,600	15,595,696
		26,421,926
HEALTH CARE PROVIDERS AND SERVICES — 2.0%
Aetna, Inc.	117,000	9,486,360
WellPoint, Inc.	53,300	5,735,613
		15,221,973
HOTELS, RESTAURANTS AND LEISURE — 0.5%
Marriott International, Inc., Class A	60,900	3,903,690
HOUSEHOLD PRODUCTS — 1.1%
Procter & Gamble Co. (The)	103,500	8,134,065
INDUSTRIAL CONGLOMERATES — 1.9%
General Electric Co.	545,100	14,325,228
INSURANCE — 6.8%
Allstate Corp. (The)	165,400	9,712,288
American International Group, Inc.	159,100	8,683,678
MetLife, Inc.	195,000	10,834,200
Principal Financial Group, Inc.	80,574	4,067,375

Prudential Financial, Inc.	114,000	10,119,780
Travelers Cos., Inc. (The)	100,800	9,482,256
		52,899,577
MACHINERY — 2.4%
Ingersoll-Rand plc	193,300	12,083,183
Stanley Black & Decker, Inc.	77,500	6,806,050
		18,889,233
MEDIA — 3.5%
Comcast Corp., Class A	180,300	9,678,504
Markit Ltd.(1)	22,364	603,381
Time Warner Cable, Inc.	38,200	5,626,860
Time Warner, Inc.	156,500	10,994,125
		26,902,870
METALS AND MINING — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	121,000	4,416,500
MULTILINE RETAIL — 2.5%
Macy's, Inc.	154,200	8,946,684
Target Corp.	178,300	10,332,485
		19,279,169
OIL, GAS AND CONSUMABLE FUELS — 11.0%
Chevron Corp.	273,700	35,731,535
Exxon Mobil Corp.	134,300	13,521,324
Imperial Oil Ltd.	170,300	8,974,246
Oasis Petroleum, Inc.(1)	85,800	4,795,362
Occidental Petroleum Corp.	131,100	13,454,793
Total SA ADR	122,000	8,808,400
		85,285,660
PAPER AND FOREST PRODUCTS — 0.9%
International Paper Co.	139,700	7,050,659
PHARMACEUTICALS — 6.0%
Johnson & Johnson	258,500	27,044,270
Merck & Co., Inc.	245,800	14,219,530
Pfizer, Inc.	172,100	5,107,928
		46,371,728
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Brixmor Property Group, Inc.	168,100	3,857,895
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Applied Materials, Inc.	532,000	11,996,600
Microchip Technology, Inc.	201,300	9,825,453
		21,822,053
SOFTWARE — 4.4%
Electronic Arts, Inc.(1)	182,000	6,528,340
Microsoft Corp.	337,500	14,073,750
Oracle Corp.	333,300	13,508,649
		34,110,739

SPECIALTY RETAIL — 1.5%
Lowe's Cos., Inc.	205,600	9,866,744
Michaels Cos., Inc. (The)(1)	106,785	1,820,684
		11,687,428
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.7%
Western Digital Corp.	60,100	5,547,230
TOBACCO — 0.5%
Altria Group, Inc.	93,900	3,938,166
TRADING COMPANIES AND DISTRIBUTORS — 0.4%
United Rentals, Inc.(1)	27,600	2,890,548
TOTAL COMMON STOCKS (Cost $518,404,750)		772,991,104
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $2,323,320), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $2,276,567)		2,276,564
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $929,629), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $910,626)		910,626
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $1,857,888), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $1,821,253)		1,821,251
SSgA U.S. Government Money Market Fund, Class N	5,383,062	5,383,062
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,391,503)		10,391,503
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $528,796,253)		783,382,607
OTHER ASSETS AND LIABILITIES — (1.3)%		(9,672,146)
TOTAL NET ASSETS — 100.0%		$773,710,461

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	6,430,013	CAD	6,911,300	JPMorgan Chase Bank N.A.	7/31/14	(42,450)
USD	725,084	CAD	773,998	JPMorgan Chase Bank N.A.	7/31/14	231
USD	8,035,469	EUR	5,910,910	UBS AG	7/31/14	(59,225)
						(101,444)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	764,016,858	8,974,246	—
Temporary Cash Investments	5,383,062	5,008,441	—
	769,399,920	13,982,687	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	231	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(101,675)	—

3. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$547,947,594
Gross tax appreciation of investments	$235,555,380
Gross tax depreciation of investments	(120,367)
Net tax appreciation (depreciation) of investments	$235,435,013

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Market Neutral Value Fund
June 30, 2014

Market Neutral Value - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 74.2%
AEROSPACE AND DEFENSE — 7.6%
BAE Systems plc ADR(1)	21,420	639,601
Exelis, Inc.	31,780	539,624
General Dynamics Corp.(1)	1,421	165,618
HEICO Corp., Class A(1)	65,326	2,652,236
Northrop Grumman Corp.	3,620	433,061
Raytheon Co.(1)	2,490	229,702
Rockwell Collins, Inc.(1)	4,922	384,605
Textron, Inc.(1)	9,530	364,904
		5,409,351
AIR FREIGHT AND LOGISTICS — 1.5%
United Parcel Service, Inc., Class B(1)	10,136	1,040,562
AUTOMOBILES — 0.5%
Honda Motor Co. Ltd. ADR(1)	6,068	212,319
Toyota Motor Corp. ADR(1)	1,145	137,011
		349,330
BANKS — 2.4%
M&T Bank Corp.(1)	2,360	292,758
PNC Financial Services Group, Inc. (The)(1)	16,169	1,439,849
		1,732,607
BEVERAGES — 1.3%
PepsiCo, Inc.(1)	10,330	922,882
BUILDING PRODUCTS — 0.7%
Norcraft Cos., Inc.(1)(2)	33,729	482,662
CAPITAL MARKETS — 0.6%
Franklin Resources, Inc.(1)	1,040	60,154
Northern Trust Corp.(1)	5,562	357,136
T. Rowe Price Group, Inc.(1)	500	42,205
		459,495
CHEMICALS — 0.7%
Potash Corp. of Saskatchewan, Inc.(1)	12,550	476,398
COMMERCIAL SERVICES AND SUPPLIES — 3.3%
ADT Corp. (The)(1)	24,142	843,522
Brady Corp., Class A(1)	10,121	302,314
Republic Services, Inc.(1)	31,993	1,214,774
		2,360,610
CONTAINERS AND PACKAGING — 0.9%
Bemis Co., Inc.(1)	16,181	657,919
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
CenturyLink, Inc.	3,130	113,306
Verizon Communications, Inc.(1)	17,220	842,575
		955,881

ELECTRIC UTILITIES — 4.8%
Edison International	12,720	739,159
Westar Energy, Inc.(1)	48,548	1,854,048
Xcel Energy, Inc.(1)	25,803	831,631
		3,424,838
ELECTRICAL EQUIPMENT — 0.9%
ABB Ltd. ADR(1)	27,615	635,697
FOOD AND STAPLES RETAILING — 1.4%
Sysco Corp.(1)	16,840	630,658
Wal-Mart Stores, Inc.(1)	4,780	358,835
		989,493
FOOD PRODUCTS — 5.7%
Campbell Soup Co.(1)	10,950	501,619
General Mills, Inc.	7,240	380,390
Mondelez International, Inc., Class A(1)	9,780	367,826
Unilever NV ADR(1)	65,306	2,857,790
		4,107,625
GAS UTILITIES — 2.7%
Laclede Group, Inc. (The)	13,634	661,931
ONE Gas, Inc.(1)	30,020	1,133,255
WGL Holdings, Inc.(1)	3,720	160,332
		1,955,518
HEALTH CARE PROVIDERS AND SERVICES — 2.3%
Cardinal Health, Inc.	7,990	547,794
LifePoint Hospitals, Inc.(1)(2)	1,920	119,232
Quest Diagnostics, Inc.(1)	17,214	1,010,290
		1,677,316
HOTELS, RESTAURANTS AND LEISURE — 1.5%
Carnival Corp.(1)	18,673	703,038
International Game Technology(1)	23,180	368,794
		1,071,832
HOUSEHOLD DURABLES — 0.9%
Lennar Corp., Class B(1)	17,235	612,360
HOUSEHOLD PRODUCTS — 1.4%
Procter & Gamble Co. (The)(1)	13,177	1,035,580
INDUSTRIAL CONGLOMERATES — 0.7%
Koninklijke Philips Electronics NV	15,600	495,456
INSURANCE — 5.4%
Arthur J Gallagher & Co.	828	38,585
Brown & Brown, Inc.	10,830	332,589
Chubb Corp. (The)(1)	11,965	1,102,814
Crawford & Co., Class A(1)	70,958	574,760
Marsh & McLennan Cos., Inc.(1)	12,960	671,587
MetLife, Inc.(1)	15,791	877,348
Reinsurance Group of America, Inc.(1)	3,140	247,746
		3,845,429

LEISURE PRODUCTS — 0.3%
Arctic Cat, Inc.	4,540	178,967
LIFE SCIENCES TOOLS AND SERVICES — 1.0%
Waters Corp.(1)(2)	7,080	739,435
MACHINERY — 0.7%
Stanley Black & Decker, Inc.(1)	5,550	487,401
METALS AND MINING — 0.9%
Constellium NV, Class A(1)(2)	4,839	155,138
Nucor Corp.(1)	10,100	497,425
		652,563
MULTI-UTILITIES — 1.4%
NorthWestern Corp.	3,540	184,753
PG&E Corp.(1)	16,455	790,169
		974,922
MULTILINE RETAIL — 0.9%
Family Dollar Stores, Inc.	4,750	314,165
Target Corp.	5,410	313,510
		627,675
OIL, GAS AND CONSUMABLE FUELS — 10.9%
El Paso Pipeline Partners LP(1)	5,006	181,367
Foresight Energy LP(2)	52,921	1,074,296
Imperial Oil Ltd.(1)	17,060	897,868
Occidental Petroleum Corp.(1)	10,707	1,098,860
Royal Dutch Shell plc, Class A ADR(1)	41,040	3,380,465
Spectra Energy Partners LP	13,720	731,962
Williams Partners LP(1)	7,960	432,148
		7,796,966
PHARMACEUTICALS — 2.0%
Johnson & Johnson(1)	2,099	219,597
Pfizer, Inc.(1)	21,410	635,449
Teva Pharmaceutical Industries Ltd. ADR	11,590	607,548
		1,462,594
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.7%
Annaly Capital Management, Inc.(1)	23,670	270,548
Corrections Corp. of America(1)	8,028	263,720
Piedmont Office Realty Trust, Inc., Class A(1)	34,440	652,293
		1,186,561
ROAD AND RAIL — 1.1%
Heartland Express, Inc.	9,520	203,157
Union Pacific Corp.(1)	5,960	594,510
		797,667
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.7%
Applied Materials, Inc.(1)	3,650	82,308
Teradyne, Inc.(1)	21,340	418,264
		500,572

SOFTWARE — 0.3%
Synopsys, Inc.(2)	4,790	185,948
SPECIALTY RETAIL — 0.5%
Bed Bath & Beyond, Inc.(1)(2)	2,977	170,820
CST Brands, Inc.(1)	5,714	197,133
		367,953
THRIFTS AND MORTGAGE FINANCE — 0.8%
Capitol Federal Financial, Inc.	47,240	574,438
TRADING COMPANIES AND DISTRIBUTORS — 0.7%
Rush Enterprises, Inc., Class B(1)(2)	16,924	532,260
WIRELESS TELECOMMUNICATION SERVICES — 1.8%
Rogers Communications, Inc., Class B	8,650	348,163
Telephone & Data Systems, Inc.(1)	36,101	942,597
		1,290,760
TOTAL COMMON STOCKS (Cost $47,597,284)		53,055,523
EXCHANGE-TRADED FUNDS — 5.2%
iShares Russell 1000 Value Index Fund(1)	34,300	3,473,561
Market Vectors Gold Miners(1)	8,600	227,470
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,119,173)		3,701,031
CONVERTIBLE BONDS — 0.7%
PAPER AND FOREST PRODUCTS — 0.7%
Rayonier TRS Holdings, Inc., 4.50%, 8/15/15(1) (Cost $527,825)	330,000	499,161
TEMPORARY CASH INVESTMENTS — 17.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $2,826,511), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $2,769,632)		2,769,628
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $1,130,971), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $1,107,851)		1,107,851
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $2,260,274), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $2,215,705)		2,215,703
SSgA U.S. Government Money Market Fund, Class N	6,548,397	6,548,397
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,641,579)		12,641,579
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 97.8% (Cost $63,885,861)		69,897,294
SECURITIES SOLD SHORT — (80.1)%
COMMON STOCKS SOLD SHORT — (62.0)%
AEROSPACE AND DEFENSE — (6.6)%
HEICO Corp.	(50,995)	(2,648,680)
Honeywell International, Inc.	(5,933)	(551,473)
Lockheed Martin Corp.	(9,599)	(1,542,847)
		(4,743,000)
AIR FREIGHT AND LOGISTICS — (0.9)%
FedEx Corp.	(4,430)	(670,613)
AUTOMOBILES — (0.5)%
General Motors Co.	(9,530)	(345,939)

BANKS — (2.4)%
Fifth Third Bancorp.	(30,742)	(656,342)
JPMorgan Chase & Co.	(18,630)	(1,073,460)
		(1,729,802)
BEVERAGES — (1.3)%
Coca-Cola Co. (The)	(21,815)	(924,083)
BIOTECHNOLOGY — (0.2)%
Amgen, Inc.	(1,341)	(158,734)
CAPITAL MARKETS — (0.7)%
Ameriprise Financial, Inc.	(380)	(45,600)
BlackRock, Inc.	(200)	(63,920)
State Street Corp.	(5,300)	(356,478)
		(465,998)
CHEMICALS — (0.2)%
Rayonier Advanced Materials(2)	(3,519)	(136,361)
COMMERCIAL SERVICES AND SUPPLIES — (1.7)%
Waste Management, Inc.	(27,100)	(1,212,183)
COMMUNICATIONS EQUIPMENT — (0.4)%
Harris Corp.	(3,790)	(287,093)
DIVERSIFIED FINANCIAL SERVICES — (0.4)%
Berkshire Hathaway, Inc., Class B	(2,354)	(297,922)
DIVERSIFIED TELECOMMUNICATION SERVICES — (1.7)%
AT&T, Inc.	(21,290)	(752,814)
BCE, Inc.	(7,640)	(346,551)
Windstream Holdings, Inc.	(12,170)	(121,213)
		(1,220,578)
ELECTRIC UTILITIES — (3.0)%
American Electric Power Co., Inc.	(14,300)	(797,511)
Duke Energy Corp.	(17,957)	(1,332,230)
		(2,129,741)
FOOD PRODUCTS — (5.7)%
Tyson Foods, Inc., Class A	(15,116)	(567,455)
Unilever plc ADR	(77,929)	(3,530,963)
		(4,098,418)
GAS UTILITIES — (0.2)%
AGL Resources, Inc.	(2,910)	(160,137)
HEALTH CARE PROVIDERS AND SERVICES — (2.3)%
AmerisourceBergen Corp.	(7,500)	(544,950)
HCA Holdings, Inc.	(2,151)	(121,273)
Laboratory Corp. of America Holdings	(9,819)	(1,005,466)
		(1,671,689)
HOTELS, RESTAURANTS AND LEISURE — (1.9)%
McDonald's Corp.	(6,260)	(630,632)
Royal Caribbean Cruises Ltd.	(12,615)	(701,394)
		(1,332,026)
HOUSEHOLD DURABLES — (0.9)%
Lennar Corp., Class A	(14,520)	(609,550)

HOUSEHOLD PRODUCTS — (1.0)%
Kimberly-Clark Corp.	(6,687)	(743,728)
INSURANCE — (4.9)%
Aon plc	(11,520)	(1,037,837)
Crawford & Co., Class B	(56,380)	(568,310)
Prudential Financial, Inc.	(12,613)	(1,119,656)
Travelers Cos., Inc. (The)	(8,570)	(806,180)
		(3,531,983)
LIFE SCIENCES TOOLS AND SERVICES — (1.0)%
Thermo Fisher Scientific, Inc.	(6,242)	(736,556)
MACHINERY — (3.2)%
Caterpillar, Inc.	(8,589)	(933,367)
Deere & Co.	(9,275)	(839,851)
Snap-on, Inc.	(4,190)	(496,599)
		(2,269,817)
METALS AND MINING — (0.7)%
BHP Billiton Ltd. ADR	(7,260)	(496,947)

MULTILINE RETAIL — (1.6)%
Dollar General Corp.	(5,400)	(309,744)
Kohl's Corp.	(5,870)	(309,232)
Macy's, Inc.	(2,957)	(171,565)
Sears Holdings Corp.	(9,255)	(369,830)
		(1,160,371)
OIL, GAS AND CONSUMABLE FUELS — (9.4)%
ConocoPhillips	(12,873)	(1,103,602)
Exxon Mobil Corp.	(8,880)	(894,038)
Kinder Morgan Energy Partners LP	(16,430)	(1,350,710)
Royal Dutch Shell plc, Class B ADR	(38,944)	(3,388,518)
		(6,736,868)
PAPER AND FOREST PRODUCTS — (0.9)%
International Paper Co.	(12,947)	(653,435)
PHARMACEUTICALS — (1.8)%
Actavis plc	(440)	(98,142)
Merck & Co., Inc.	(10,970)	(634,615)
Valeant Pharmaceuticals International, Inc.	(4,070)	(513,308)
		(1,246,065)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (1.4)%
Boston Properties, Inc.	(5,520)	(652,354)
Rayonier, Inc.	(9,957)	(353,971)
		(1,006,325)
ROAD AND RAIL — (1.6)%
CSX Corp.	(11,865)	(365,561)
Norfolk Southern Corp.	(5,790)	(596,544)
Werner Enterprises, Inc.	(7,560)	(200,415)
		(1,162,520)

SOFTWARE — (0.3)%
Cadence Design Systems, Inc.	(10,660)	(186,443)
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — (0.1)%
Hewlett-Packard Co.	(2,460)	(82,853)
THRIFTS AND MORTGAGE FINANCE — (0.8)%
People's United Financial, Inc.	(37,720)	(572,212)
TRADING COMPANIES AND DISTRIBUTORS — (0.8)%
Rush Enterprises, Inc., Class A	(15,340)	(531,838)
WIRELESS TELECOMMUNICATION SERVICES — (1.5)%
United States Cellular Corp.	(23,104)	(942,643)
Vodafone Group plc ADR	(2,660)	(88,818)
		(1,031,461)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $41,769,479)		(44,343,289)
EXCHANGE-TRADED FUNDS SOLD SHORT — (18.1)%
Alerian MLP ETF	(56,480)	(1,073,120)
Consumer Discretionary Select Sector SPDR Fund	(22,080)	(1,473,619)
Consumer Staples Select Sector SPDR Fund	(6,910)	(308,324)
Industrial Select Sector SPDR Fund	(15,253)	(824,577)
iShares Dow Jones US Medical Devices Index Fund	(628)	(64,069)
iShares PHLX Semiconductor ETF	(4,840)	(418,176)
iShares Russell 1000 Growth Index Fund	(34,321)	(3,120,809)
iShares U.S. Basic Materials ETF	(1,820)	(159,268)
SPDR Gold Shares	(1,790)	(229,192)
SPDR S&P Homebuilders ETF	(14,510)	(475,202)
Utilities Select Sector SPDR Fund	(92,165)	(4,079,223)
Vanguard REIT ETF	(9,213)	(689,501)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $12,154,353)		(12,915,080)
TOTAL SECURITIES SOLD SHORT — (80.1)% (Proceeds $53,923,832)		(57,258,369)
OTHER ASSETS AND LIABILITIES(3) — 82.3%		58,859,592
TOTAL NET ASSETS — 100.0%		$71,498,517

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	835,035	CAD	897,538	JPMorgan Chase Bank N.A.	7/31/14	(5,513)
CAD	23,818	USD	22,263	JPMorgan Chase Bank N.A.	7/31/14	43
USD	584,190	CHF	522,751	Credit Suisse AG	7/31/14	(5,430)
CHF	14,535	USD	16,389	Credit Suisse AG	7/31/14	6
USD	3,058,280	EUR	2,249,678	UBS AG	7/31/14	(22,541)
EUR	60,703	USD	83,112	UBS AG	7/31/14	17
USD	322,650	JPY	32,952,239	Credit Suisse AG	7/31/14	(2,698)
						(36,116)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $41,073,751.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits with broker for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	53,055,523	—	—
Exchange-Traded Funds	3,701,031	—	—
Convertible Bonds	—	499,161	—
Temporary Cash Investments	6,548,397	6,093,182	—
	63,304,951	6,592,343	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	66	—
Liabilities
Securities Sold Short
Common Stocks	(44,343,289)	—	—
Exchange-Traded Funds	(12,915,080)	—	—
	(57,258,369)	—	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(36,182)	—

3. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$64,923,928
Gross tax appreciation of investments	$5,165,477
Gross tax depreciation of investments	(192,111)
Net tax appreciation (depreciation) of investments	$4,973,366
Net tax appreciation (depreciation) on securities sold short	$(5,488,815)
Net tax appreciation (depreciation)	$(515,449)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
June 30, 2014

Mid Cap Value - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.3%
AEROSPACE AND DEFENSE — 3.3%
BAE Systems plc	6,006,625	44,500,981
Exelis, Inc.	2,147,958	36,472,327
General Dynamics Corp.	259,482	30,242,627
Northrop Grumman Corp.	114,645	13,714,981
Rockwell Collins, Inc.	303,500	23,715,490
Textron, Inc.	783,808	30,012,008
		178,658,414
AIRLINES — 0.4%
Southwest Airlines Co.	872,361	23,431,616
AUTO COMPONENTS — 0.3%
Autoliv, Inc.	128,804	13,727,930
BANKS — 7.7%
Bank of Hawaii Corp.	193,646	11,365,084
BOK Financial Corp.	409,604	27,279,626
Comerica, Inc.	596,932	29,942,109
Commerce Bancshares, Inc.	1,564,293	72,739,624
Cullen/Frost Bankers, Inc.	558,534	44,358,770
KeyCorp	1,054,659	15,113,263
M&T Bank Corp.	584,190	72,468,770
PNC Financial Services Group, Inc. (The)	681,634	60,699,508
SunTrust Banks, Inc.	998,313	39,992,419
Westamerica Bancorp.	801,774	41,916,745
		415,875,918
BEVERAGES — 0.2%
Dr Pepper Snapple Group, Inc.	213,177	12,487,909
CAPITAL MARKETS — 4.6%
Franklin Resources, Inc.	569,571	32,943,987
LPL Financial Holdings, Inc.	588,343	29,264,181
Northern Trust Corp.	2,341,747	150,363,575
State Street Corp.	524,848	35,301,276
		247,873,019
COMMERCIAL SERVICES AND SUPPLIES — 6.5%
ADT Corp. (The)	3,098,447	108,259,738
Republic Services, Inc.	4,463,678	169,485,854
Tyco International Ltd.	1,087,199	49,576,274
Waste Management, Inc.	544,003	24,333,254
		351,655,120
COMMUNICATIONS EQUIPMENT — 0.3%
Harris Corp.	194,675	14,746,631

CONTAINERS AND PACKAGING — 1.2%
Bemis Co., Inc.	936,755	38,088,458
Sonoco Products Co.	627,290	27,556,850
		65,645,308
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
CenturyLink, Inc.	940,330	34,039,946
ELECTRIC UTILITIES — 6.9%
Edison International	802,442	46,629,905
Great Plains Energy, Inc.	2,749,060	73,867,242
Northeast Utilities	583,919	27,601,851
Portland General Electric Co.	531,620	18,431,265
Southern Co. (The)	1,038,202	47,113,607
Westar Energy, Inc.	2,427,189	92,694,348
Xcel Energy, Inc.	2,035,975	65,619,474
		371,957,692
ELECTRICAL EQUIPMENT — 0.4%
Regal-Beloit Corp.	244,089	19,175,632
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
TE Connectivity Ltd.	585,572	36,211,773
ENERGY EQUIPMENT AND SERVICES — 0.5%
Cameron International Corp.(1)	395,215	26,760,008
FOOD AND STAPLES RETAILING — 1.6%
Sysco Corp.	2,300,868	86,167,507
FOOD PRODUCTS — 4.8%
Campbell Soup Co.	509,410	23,336,072
ConAgra Foods, Inc.	1,591,044	47,222,186
Danone SA	355,695	26,417,769
General Mills, Inc.	614,687	32,295,655
Hillshire Brands Co.	197,853	12,326,242
J.M. Smucker Co. (The)	295,989	31,543,548
Kellogg Co.	410,550	26,973,135
Kraft Foods Group, Inc.	447,378	26,820,311
Mondelez International, Inc., Class A	747,773	28,123,742
		255,058,660
GAS UTILITIES — 2.8%
Atmos Energy Corp.	744,291	39,745,140
Laclede Group, Inc. (The)	1,716,284	83,325,588
WGL Holdings, Inc.	688,391	29,669,652
		152,740,380
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.7%
Becton Dickinson and Co.	121,123	14,328,851
Boston Scientific Corp.(1)	2,419,421	30,896,006
CareFusion Corp.(1)	1,637,336	72,615,852
Medtronic, Inc.	839,971	53,556,551
STERIS Corp.	251,407	13,445,246

Stryker Corp.	473,513	39,926,616
Zimmer Holdings, Inc.	289,042	30,019,902
		254,789,024
HEALTH CARE PROVIDERS AND SERVICES — 4.2%
Cardinal Health, Inc.	593,917	40,718,949
Cigna Corp.	245,644	22,591,879
LifePoint Hospitals, Inc.(1)	914,270	56,776,167
Patterson Cos., Inc.	919,539	36,330,986
Quest Diagnostics, Inc.	1,194,911	70,129,327
		226,547,308
HOTELS, RESTAURANTS AND LEISURE — 1.4%
Carnival Corp.	1,117,131	42,059,982
International Game Technology	1,953,070	31,073,344
		73,133,326
INDUSTRIAL CONGLOMERATES — 1.3%
Koninklijke Philips Electronics NV	2,185,729	69,360,906
INSURANCE — 7.7%
ACE Ltd.	525,661	54,511,046
Aflac, Inc.	401,092	24,967,977
Allstate Corp. (The)	539,993	31,708,389
Arthur J Gallagher & Co.	633,835	29,536,711
Brown & Brown, Inc.	877,095	26,935,588
Chubb Corp. (The)	478,799	44,130,904
HCC Insurance Holdings, Inc.	1,102,576	53,960,069
MetLife, Inc.	440,095	24,451,678
Reinsurance Group of America, Inc.	727,458	57,396,436
Travelers Cos., Inc. (The)	356,359	33,522,691
Unum Group	927,744	32,248,381
		413,369,870
LIFE SCIENCES TOOLS AND SERVICES — 1.6%
Agilent Technologies, Inc.	554,962	31,877,017
Bio-Rad Laboratories, Inc., Class A(1)	221,169	26,476,141
Waters Corp.(1)	259,770	27,130,379
		85,483,537
MACHINERY — 0.6%
Stanley Black & Decker, Inc.	391,540	34,385,043
MEDIA — 0.1%
Markit Ltd.(1)	213,939	5,772,074
METALS AND MINING — 2.0%
Constellium NV, Class A(1)	1,111,167	35,624,014
Newmont Mining Corp.	871,857	22,180,042
Nucor Corp.	981,698	48,348,627
		106,152,683
MULTI-UTILITIES — 3.5%
Ameren Corp.	831,707	34,000,182
Consolidated Edison, Inc.	1,109,334	64,052,945
NorthWestern Corp.	542,260	28,300,550
PG&E Corp.	1,240,701	59,578,462
		185,932,139

MULTILINE RETAIL — 1.4%
Family Dollar Stores, Inc.	302,760	20,024,546
Target Corp.	929,066	53,839,375
		73,863,921
OIL, GAS AND CONSUMABLE FUELS — 6.8%
Apache Corp.	796,101	80,103,683
Devon Energy Corp.	530,169	42,095,419
Imperial Oil Ltd.	2,676,197	141,026,716
Murphy Oil Corp.	386,701	25,707,882
Southwestern Energy Co.(1)	1,011,661	46,020,459
Williams Partners LP	517,081	28,072,327
		363,026,486
PHARMACEUTICALS — 1.0%
Hospira, Inc.(1)	1,045,406	53,702,506
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.8%
Annaly Capital Management, Inc.	3,915,694	44,756,383
Capstead Mortgage Corp.	1,023,809	13,463,088
Corrections Corp. of America	1,657,885	54,461,522
Empire State Realty Trust, Inc.	1,669,347	27,544,226
Piedmont Office Realty Trust, Inc., Class A	3,289,298	62,299,304
		202,524,523
ROAD AND RAIL — 0.6%
Werner Enterprises, Inc.	1,122,783	29,764,977
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 5.2%
Applied Materials, Inc.	4,573,499	103,132,402
KLA-Tencor Corp.	682,320	49,563,725
Maxim Integrated Products, Inc.	527,703	17,841,638
Microchip Technology, Inc.	402,096	19,626,306
Micron Technology, Inc.(1)	475,132	15,655,599
MKS Instruments, Inc.	251,548	7,858,360
Teradyne, Inc.	3,228,958	63,287,577
		276,965,607
SPECIALTY RETAIL — 2.4%
Bed Bath & Beyond, Inc.(1)	263,481	15,118,540
CST Brands, Inc.	808,611	27,897,080
Lowe's Cos., Inc.	1,815,763	87,138,466
		130,154,086
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 2.1%
SanDisk Corp.	332,351	34,707,415
Western Digital Corp.	861,395	79,506,758
		114,214,173
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Coach, Inc.	313,622	10,722,736
THRIFTS AND MORTGAGE FINANCE — 1.2%
Capitol Federal Financial, Inc.	1,063,971	12,937,888
People's United Financial, Inc.	3,508,102	53,217,907
		66,155,795

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Rogers Communications, Inc., Class B	925,748	37,253,755
TOTAL COMMON STOCKS (Cost $4,119,236,016)		5,119,487,938
EXCHANGE-TRADED FUNDS — 2.5%
iShares Russell Midcap Value Index Fund (Cost $118,814,273)	1,858,514	134,946,702
TEMPORARY CASH INVESTMENTS — 2.2%
Federal Home Loan Bank Discount Notes, 0.00%, 7/1/14(2)	16,000,000	16,000,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $22,515,200), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $22,062,118)		22,062,087
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $9,008,997), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $8,824,837)		8,824,835
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $18,004,716), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $17,649,684)		17,649,669
SSgA U.S. Government Money Market Fund, Class N	52,156,984	52,156,984
TOTAL TEMPORARY CASH INVESTMENTS (Cost $116,693,575)		116,693,575
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,354,743,864)		5,371,128,215
OTHER ASSETS AND LIABILITIES†		457,891
TOTAL NET ASSETS — 100.0%		$5,371,586,106

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	150,327,477	CAD	161,579,488	JPMorgan Chase Bank N.A.	7/31/14	(992,433)
USD	80,430,268	EUR	59,164,700	UBS AG	7/31/14	(592,811)
USD	37,074,604	GBP	21,852,102	Credit Suisse AG	7/31/14	(314,629)
						(1,899,873)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,800,927,811	318,560,127	—
Exchange-Traded Funds	134,946,702	—	—
Temporary Cash Investments	52,156,984	64,536,591	—
	4,988,031,497	383,096,718	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,899,873)	—

3. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,415,709,138
Gross tax appreciation of investments	$979,525,219
Gross tax depreciation of investments	(24,106,142)
Net tax appreciation (depreciation) of investments	$955,419,077

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Large Company Value Fund
June 30, 2014

NT Large Company Value - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
AEROSPACE AND DEFENSE — 4.8%
General Dynamics Corp.	110,600	12,890,430
Honeywell International, Inc.	214,400	19,928,480
Raytheon Co.	74,000	6,826,500
Textron, Inc.	210,800	8,071,532
United Technologies Corp.	180,200	20,804,090
		68,521,032
AUTOMOBILES — 1.7%
Ford Motor Co.	1,377,700	23,751,548
BANKS — 15.2%
Bank of America Corp.	873,300	13,422,621
Citigroup, Inc.	590,900	27,831,390
JPMorgan Chase & Co.	1,004,400	57,873,528
KeyCorp	825,500	11,829,415
PNC Financial Services Group, Inc. (The)	276,700	24,640,135
U.S. Bancorp	722,900	31,316,028
Wells Fargo & Co.	956,000	50,247,360
		217,160,477
BEVERAGES — 0.5%
PepsiCo, Inc.	80,100	7,156,134
BIOTECHNOLOGY — 1.5%
Amgen, Inc.	101,400	12,002,718
Gilead Sciences, Inc.(1)	110,400	9,153,264
		21,155,982
BUILDING PRODUCTS — 0.6%
Masco Corp.	391,200	8,684,640
CAPITAL MARKETS — 5.3%
Ameriprise Financial, Inc.	148,800	17,856,000
BlackRock, Inc.	34,400	10,994,240
Goldman Sachs Group, Inc. (The)	114,600	19,188,624
Invesco Ltd.	436,300	16,470,325
Morgan Stanley	347,700	11,241,141
		75,750,330
CHEMICALS — 1.1%
E.I. du Pont de Nemours & Co.	100,300	6,563,632
LyondellBasell Industries NV, Class A	92,700	9,052,155
		15,615,787
COMMERCIAL SERVICES AND SUPPLIES — 0.3%
ADT Corp. (The)	140,400	4,905,576

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	307,100	7,631,435
QUALCOMM, Inc.	232,300	18,398,160
		26,029,595
CONSUMER FINANCE — 1.3%
Capital One Financial Corp.	234,600	19,377,960
DIVERSIFIED CONSUMER SERVICES — 0.3%
ServiceMaster Global Holdings, Inc.(1)	246,457	4,492,911
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Berkshire Hathaway, Inc., Class B(1)	124,500	15,756,720
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Verizon Communications, Inc.	186,600	9,130,338
ELECTRIC UTILITIES — 2.6%
PPL Corp.	415,700	14,769,821
Westar Energy, Inc.	310,700	11,865,633
Xcel Energy, Inc.	347,300	11,193,479
		37,828,933
ELECTRICAL EQUIPMENT — 1.5%
Eaton Corp. plc	270,000	20,838,600
ENERGY EQUIPMENT AND SERVICES — 3.8%
Halliburton Co.	282,600	20,067,426
National Oilwell Varco, Inc.	182,100	14,995,935
Schlumberger Ltd.	164,000	19,343,800
		54,407,161
FOOD AND STAPLES RETAILING — 2.1%
CVS Caremark Corp.	307,500	23,176,275
Kroger Co. (The)	146,900	7,261,267
		30,437,542
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.4%
Abbott Laboratories	485,400	19,852,860
Medtronic, Inc.	449,300	28,647,368
		48,500,228
HEALTH CARE PROVIDERS AND SERVICES — 2.0%
Aetna, Inc.	214,900	17,424,092
WellPoint, Inc.	98,200	10,567,302
		27,991,394
HOTELS, RESTAURANTS AND LEISURE — 0.5%
Marriott International, Inc., Class A	109,700	7,031,770
HOUSEHOLD PRODUCTS — 1.0%
Procter & Gamble Co. (The)	190,100	14,939,959
INDUSTRIAL CONGLOMERATES — 1.8%
General Electric Co.	1,001,300	26,314,164
INSURANCE — 6.8%
Allstate Corp. (The)	301,700	17,715,824
American International Group, Inc.	290,800	15,871,864
MetLife, Inc.	358,200	19,901,592
Principal Financial Group, Inc.	145,953	7,367,707

Prudential Financial, Inc.	209,400	18,588,438
Travelers Cos., Inc. (The)	185,000	17,402,950
		96,848,375
MACHINERY — 2.4%
Ingersoll-Rand plc	355,100	22,197,301
Stanley Black & Decker, Inc.	142,400	12,505,568
		34,702,869
MEDIA — 3.4%
Comcast Corp., Class A	328,700	17,644,616
Markit Ltd.(1)	41,102	1,108,932
Time Warner Cable, Inc.	69,700	10,266,810
Time Warner, Inc.	285,000	20,021,250
		49,041,608
METALS AND MINING — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	222,300	8,113,950
MULTILINE RETAIL — 2.5%
Macy's, Inc.	283,300	16,437,066
Target Corp.	327,500	18,978,625
		35,415,691
OIL, GAS AND CONSUMABLE FUELS — 11.0%
Chevron Corp.	506,500	66,123,575
Exxon Mobil Corp.	246,700	24,837,756
Imperial Oil Ltd.	312,800	16,483,524
Oasis Petroleum, Inc.(1)	158,200	8,841,798
Occidental Petroleum Corp.	240,800	24,713,304
Total SA ADR	224,600	16,216,120
		157,216,077
PAPER AND FOREST PRODUCTS — 0.9%
International Paper Co.	256,600	12,950,602
PHARMACEUTICALS — 6.0%
Johnson & Johnson	474,900	49,684,038
Merck & Co., Inc.	451,500	26,119,275
Pfizer, Inc.	316,100	9,381,848
		85,185,161
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Brixmor Property Group, Inc.	308,800	7,086,960
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Applied Materials, Inc.	977,500	22,042,625
Microchip Technology, Inc.	368,000	17,962,080
		40,004,705
SOFTWARE — 4.4%
Electronic Arts, Inc.(1)	333,900	11,976,993
Microsoft Corp.	620,000	25,854,000
Oracle Corp.	611,900	24,800,307
		62,631,300

SPECIALTY RETAIL — 1.5%
Lowe's Cos., Inc.	377,700	18,125,823
Michaels Cos., Inc. (The)(1)	196,310	3,347,086
		21,472,909
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.7%
Western Digital Corp.	110,300	10,180,690
TRADING COMPANIES AND DISTRIBUTORS — 0.4%
United Rentals, Inc.(1)	51,300	5,372,649
TOTAL COMMON STOCKS (Cost $1,050,116,105)		1,412,002,327
EXCHANGE-TRADED FUNDS — 0.5%
SPDR S&P 500 ETF Trust (Cost $4,988,597)	36,300	7,104,636
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $4,319,614), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $4,232,689)		4,232,683
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $1,728,405), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $1,693,073)		1,693,073
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $3,454,263), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $3,386,149)		3,386,146
SSgA U.S. Government Money Market Fund, Class N	10,007,586	10,007,586
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,319,488)		19,319,488
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,074,424,190)		1,438,426,451
OTHER ASSETS AND LIABILITIES — (0.6)%		(8,478,539)
TOTAL NET ASSETS — 100.0%		$1,429,947,912

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

USD	11,793,277	CAD	12,676,004	JPMorgan Chase Bank N.A.	7/31/14	(77,857)
USD	1,349,029	CAD	1,440,034	JPMorgan Chase Bank N.A.	7/31/14	430
USD	14,793,166	EUR	10,881,889	UBS AG	7/31/14	(109,033)
						(186,460)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,395,518,803	16,483,524	—
Exchange-Traded Funds	7,104,636	—	—
Temporary Cash Investments	10,007,586	9,311,902	—
	1,412,631,025	25,795,426	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	430	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(186,890)	—

3. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,074,424,190
Gross tax appreciation of investments	$364,278,407
Gross tax depreciation of investments	(276,146)
Net tax appreciation (depreciation) of investments	$364,002,261

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Mid Cap Value Fund
June 30, 2014

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.5%
AEROSPACE AND DEFENSE — 3.3%
BAE Systems plc	721,097	5,342,355
Exelis, Inc.	259,270	4,402,405
General Dynamics Corp.	31,921	3,720,392
Northrop Grumman Corp.	13,868	1,659,029
Rockwell Collins, Inc.	37,070	2,896,650
Textron, Inc.	94,835	3,631,232
		21,652,063
AIRLINES — 0.4%
Southwest Airlines Co.	105,306	2,828,519
AUTO COMPONENTS — 0.3%
Autoliv, Inc.	15,547	1,656,999
BANKS — 7.8%
Bank of Hawaii Corp.	23,360	1,370,998
BOK Financial Corp.	49,483	3,295,568
Comerica, Inc.	72,231	3,623,107
Commerce Bancshares, Inc.	187,851	8,735,072
Cullen/Frost Bankers, Inc.	67,584	5,367,521
KeyCorp	125,111	1,792,841
M&T Bank Corp.	70,689	8,768,970
PNC Financial Services Group, Inc. (The)	82,480	7,344,844
SunTrust Banks, Inc.	119,900	4,803,194
Westamerica Bancorp.	95,745	5,005,549
		50,107,664
BEVERAGES — 0.2%
Dr Pepper Snapple Group, Inc.	26,712	1,564,789
CAPITAL MARKETS — 4.6%
Franklin Resources, Inc.	68,708	3,974,071
LPL Financial Holdings, Inc.	71,016	3,532,336
Northern Trust Corp.	282,663	18,149,791
State Street Corp.	63,056	4,241,146
		29,897,344
COMMERCIAL SERVICES AND SUPPLIES — 6.6%
ADT Corp. (The)	373,771	13,059,559
Republic Services, Inc.	538,461	20,445,364
Tyco International Ltd.	130,646	5,957,458
Waste Management, Inc.	66,369	2,968,685
		42,431,066
COMMUNICATIONS EQUIPMENT — 0.3%
Harris Corp.	23,800	1,802,850

CONTAINERS AND PACKAGING — 1.2%
Bemis Co., Inc.	113,351	4,608,851
Sonoco Products Co.	75,904	3,334,463
		7,943,314
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
CenturyLink, Inc.	112,862	4,085,604
ELECTRIC UTILITIES — 6.9%
Edison International	95,738	5,563,335
Great Plains Energy, Inc.	330,059	8,868,685
Northeast Utilities	71,494	3,379,521
Portland General Electric Co.	64,141	2,223,769
Southern Co. (The)	125,687	5,703,676
Westar Energy, Inc.	292,931	11,187,035
Xcel Energy, Inc.	244,239	7,871,823
		44,797,844
ELECTRICAL EQUIPMENT — 0.4%
Regal-Beloit Corp.	30,108	2,365,284
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
TE Connectivity Ltd.	70,648	4,368,872
ENERGY EQUIPMENT AND SERVICES — 0.5%
Cameron International Corp.(1)	47,705	3,230,106
FOOD AND STAPLES RETAILING — 1.6%
Sysco Corp.	275,887	10,331,968
FOOD PRODUCTS — 4.7%
Campbell Soup Co.	60,320	2,763,259
ConAgra Foods, Inc.	192,060	5,700,341
Danone SA	42,934	3,188,745
General Mills, Inc.	74,193	3,898,100
Hillshire Brands Co.	23,867	1,486,914
J.M. Smucker Co. (The)	35,727	3,807,426
Kellogg Co.	49,554	3,255,698
Kraft Foods Group, Inc.	53,731	3,221,174
Mondelez International, Inc., Class A	89,712	3,374,068
		30,695,725
GAS UTILITIES — 2.8%
Atmos Energy Corp.	88,778	4,740,745
Laclede Group, Inc. (The)	207,628	10,080,339
WGL Holdings, Inc.	83,298	3,590,144
		18,411,228
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.8%
Becton Dickinson and Co.	15,088	1,784,910
Boston Scientific Corp.(1)	292,758	3,738,520
CareFusion Corp.(1)	198,119	8,786,578
Medtronic, Inc.	101,346	6,461,821
STERIS Corp.	30,332	1,622,155
Stryker Corp.	57,128	4,817,033
Zimmer Holdings, Inc.	34,721	3,606,123
		30,817,140

HEALTH CARE PROVIDERS AND SERVICES — 4.2%
Cardinal Health, Inc.	70,804	4,854,322
Cigna Corp.	29,724	2,733,716
LifePoint Hospitals, Inc.(1)	110,341	6,852,176
Patterson Cos., Inc.	110,499	4,365,816
Quest Diagnostics, Inc.	144,211	8,463,744
		27,269,774
HOTELS, RESTAURANTS AND LEISURE — 1.4%
Carnival Corp.	133,118	5,011,893
International Game Technology	236,352	3,760,360
		8,772,253
INDUSTRIAL CONGLOMERATES — 1.3%
Koninklijke Philips Electronics NV	263,820	8,371,941
INSURANCE — 7.7%
ACE Ltd.	64,015	6,638,356
Aflac, Inc.	48,533	3,021,179
Allstate Corp. (The)	64,692	3,798,714
Arthur J Gallagher & Co.	76,496	3,564,714
Brown & Brown, Inc.	104,014	3,194,270
Chubb Corp. (The)	57,923	5,338,763
HCC Insurance Holdings, Inc.	133,700	6,543,278
MetLife, Inc.	53,252	2,958,681
Reinsurance Group of America, Inc.	87,689	6,918,662
Travelers Cos., Inc. (The)	42,995	4,044,540
Unum Group	111,386	3,871,777
		49,892,934
LIFE SCIENCES TOOLS AND SERVICES — 1.6%
Agilent Technologies, Inc.	66,702	3,831,363
Bio-Rad Laboratories, Inc., Class A(1)	26,553	3,178,659
Waters Corp.(1)	31,222	3,260,826
		10,270,848
MACHINERY — 0.6%
Stanley Black & Decker, Inc.	47,033	4,130,438
MEDIA — 0.1%
Markit Ltd.(1)	25,813	696,435
METALS AND MINING — 2.0%
Constellium NV, Class A(1)	133,396	4,276,676
Newmont Mining Corp.	105,184	2,675,881
Nucor Corp.	117,140	5,769,145
		12,721,702
MULTI-UTILITIES — 3.5%
Ameren Corp.	100,637	4,114,040
Consolidated Edison, Inc.	133,053	7,682,480
NorthWestern Corp.	65,615	3,424,447
PG&E Corp.	149,689	7,188,066
		22,409,033

MULTILINE RETAIL — 1.4%
Family Dollar Stores, Inc.	36,639	2,423,303
Target Corp.	112,126	6,497,702
		8,921,005
OIL, GAS AND CONSUMABLE FUELS — 6.8%
Apache Corp.	96,035	9,663,042
Devon Energy Corp.	63,999	5,081,521
Imperial Oil Ltd.	322,913	17,016,445
Murphy Oil Corp.	46,677	3,103,087
Southwestern Energy Co.(1)	120,994	5,504,017
Williams Partners LP	62,376	3,386,393
		43,754,505
PHARMACEUTICALS — 1.0%
Hospira, Inc.(1)	126,130	6,479,298
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.8%
Annaly Capital Management, Inc.	469,163	5,362,533
Capstead Mortgage Corp.	123,166	1,619,633
Corrections Corp. of America	199,315	6,547,498
Empire State Realty Trust, Inc.	200,678	3,311,187
Piedmont Office Realty Trust, Inc., Class A	394,589	7,473,515
		24,314,366
ROAD AND RAIL — 0.6%
Werner Enterprises, Inc.	135,462	3,591,098
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 5.2%
Applied Materials, Inc.	549,612	12,393,751
KLA-Tencor Corp.	82,309	5,978,926
Maxim Integrated Products, Inc.	63,751	2,155,421
Microchip Technology, Inc.	48,576	2,370,995
Micron Technology, Inc.(1)	57,316	1,888,562
MKS Instruments, Inc.	29,930	935,013
Teradyne, Inc.	389,754	7,639,178
		33,361,846
SPECIALTY RETAIL — 2.4%
Bed Bath & Beyond, Inc.(1)	32,852	1,885,048
CST Brands, Inc.	98,707	3,405,391
Lowe's Cos., Inc.	219,038	10,511,634
		15,802,073
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 2.1%
SanDisk Corp.	40,100	4,187,643
Western Digital Corp.	103,982	9,597,539
		13,785,182
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Coach, Inc.	36,487	1,247,491
THRIFTS AND MORTGAGE FINANCE — 1.2%
Capitol Federal Financial, Inc.	128,744	1,565,527
People's United Financial, Inc.	423,269	6,420,991
		7,986,518

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Rogers Communications, Inc., Class B	110,385	4,442,090
TOTAL COMMON STOCKS (Cost $495,199,669)		617,209,209
EXCHANGE-TRADED FUNDS — 2.5%
iShares Russell Midcap Value Index Fund (Cost $14,372,593)	224,395	16,293,321
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $3,075,400), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $3,013,513)		3,013,509
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $1,230,559), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $1,205,404)		1,205,404
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $2,459,304), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $2,410,809)		2,410,807
SSgA U.S. Government Money Market Fund, Class N	7,123,968	7,123,968
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,753,688)		13,753,688
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $523,325,950)		647,256,218
OTHER ASSETS AND LIABILITIES — (0.1)%		(856,927)
TOTAL NET ASSETS — 100.0%		$646,399,291

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	18,093,200	CAD	19,447,476	JPMorgan Chase Bank N.A.	7/31/14	(119,448)
USD	9,704,012	EUR	7,138,295	UBS AG	7/31/14	(71,524)
USD	4,450,816	GBP	2,623,351	Credit Suisse AG	7/31/14	(37,771)
						(228,743)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	578,847,633	38,361,576	—
Exchange-Traded Funds	16,293,321	—	—
Temporary Cash Investments	7,123,968	6,629,720	—
	602,264,922	44,991,296	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(228,743)	—

3. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$531,583,152
Gross tax appreciation of investments	$118,681,942
Gross tax depreciation of investments	(3,008,876)
Net tax appreciation (depreciation) of investments	$115,673,066

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
June 30, 2014

Small Cap Value - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
AEROSPACE AND DEFENSE — 1.3%
AAR Corp.	125,000	3,445,000
American Science & Engineering, Inc.	328,855	22,885,019
KEYW Holding Corp. (The)(1)	250,000	3,142,500
		29,472,519
AIRLINES — 0.2%
JetBlue Airways Corp.(1)	340,000	3,689,000
AUTO COMPONENTS — 1.8%
Cooper Tire & Rubber Co.	170,000	5,100,000
Dana Holding Corp.	445,000	10,866,900
Superior Industries International, Inc.	440,000	9,072,800
Tower International, Inc.(1)	395,000	14,551,800
		39,591,500
BANKS — 12.6%
American National Bankshares, Inc.	20,000	434,600
BankUnited, Inc.	970,000	32,475,600
Commerce Bancshares, Inc.	70,000	3,255,000
Eagle Bancorp, Inc.(1)	70,034	2,363,648
F.N.B. Corp.	1,085,000	13,909,700
First Horizon National Corp.	935,000	11,089,100
First Interstate Bancsystem, Inc.	355,000	9,648,900
First NBC Bank Holding Co.(1)	370,000	12,398,700
FirstMerit Corp.	625,000	12,343,750
Flushing Financial Corp.	175,000	3,596,250
Fulton Financial Corp.	830,000	10,283,700
Heritage Financial Corp.	380,000	6,114,200
Home Bancshares, Inc.	595,000	19,527,900
Lakeland Financial Corp.	179,734	6,858,649
MB Financial, Inc.	290,000	7,844,500
National Bankshares, Inc.	140,000	4,324,600
OFG Bancorp	740,000	13,623,400
Park Sterling Corp.	990,000	6,524,100
Popular, Inc.(1)	330,000	11,279,400
PrivateBancorp, Inc.	415,000	12,059,900
Prosperity Bancshares, Inc.	70,000	4,382,000
ServisFirst Bancshares, Inc.(1)	130,000	11,235,900
Southside Bancshares, Inc.	302,403	8,757,591
TCF Financial Corp.	460,000	7,530,200
Texas Capital Bancshares, Inc.(1)	415,000	22,389,250
Valley National Bancorp	1,890,000	18,729,900
ViewPoint Financial Group, Inc.	270,000	7,265,700
		280,246,138

BUILDING PRODUCTS — 1.1%
American Woodmark Corp.(1)	215,000	6,852,050
Continental Building Products, Inc.(1)	461,628	7,109,071
NCI Building Systems, Inc.(1)	515,000	10,006,450
		23,967,571
CAPITAL MARKETS — 1.0%
Ares Management LP(1)	650,000	12,467,000
Manning & Napier, Inc.	440,000	7,594,400
Solar Capital Ltd.	110,000	2,340,800
		22,402,200
CHEMICALS — 4.1%
Chemtura Corp.(1)	580,000	15,155,400
Hawkins, Inc.	197,252	7,325,939
Innophos Holdings, Inc.	335,000	19,285,950
Kronos Worldwide, Inc.	250,000	3,917,500
LSB Industries, Inc.(1)	440,000	18,334,800
Minerals Technologies, Inc.	50,000	3,279,000
Sensient Technologies Corp.	60,000	3,343,200
Tronox Ltd., Class A	725,000	19,502,500
		90,144,289
COMMERCIAL SERVICES AND SUPPLIES — 1.5%
Multi-Color Corp.(2)	825,000	33,008,250
COMMUNICATIONS EQUIPMENT — 1.7%
CommScope Holding Co., Inc.(1)	335,000	7,748,550
Polycom, Inc.(1)	1,075,000	13,469,750
Riverbed Technology, Inc.(1)	820,000	16,916,600
		38,134,900
CONSTRUCTION AND ENGINEERING — 1.3%
Great Lakes Dredge & Dock Corp.(1)	530,000	4,234,700
Northwest Pipe Co.(1)	255,000	10,284,150
URS Corp.	315,000	14,442,750
		28,961,600
CONTAINERS AND PACKAGING — 2.2%
Berry Plastics Group, Inc.(1)	1,165,000	30,057,000
Graphic Packaging Holding Co.(1)	1,660,000	19,422,000
		49,479,000
DIVERSIFIED CONSUMER SERVICES — 1.2%
Sotheby's	270,000	11,337,300
Steiner Leisure, Ltd.(1)	355,000	15,367,950
		26,705,250
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Compass Diversified Holdings	440,000	7,986,000
PHH Corp.(1)	310,000	7,123,800
		15,109,800
ELECTRIC UTILITIES — 2.2%
ALLETE, Inc.	250,000	12,837,500
El Paso Electric Co.	380,000	15,279,800

Portland General Electric Co.	280,000	9,707,600
UIL Holdings Corp.	260,000	10,064,600
		47,889,500
ELECTRICAL EQUIPMENT — 0.5%
GrafTech International Ltd.(1)	1,130,000	11,819,800
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.8%
Ingram Micro, Inc., Class A(1)	345,000	10,077,450
TTM Technologies, Inc.(1)	930,000	7,626,000
		17,703,450
ENERGY EQUIPMENT AND SERVICES — 1.8%
Bristow Group, Inc.	80,000	6,449,600
Gulfmark Offshore, Inc., Class A	205,000	9,261,900
Helix Energy Solutions Group, Inc.(1)	165,000	4,341,150
Hercules Offshore, Inc.(1)	1,380,000	5,547,600
Hornbeck Offshore Services, Inc.(1)	195,000	9,149,400
Tetra Technologies, Inc.(1)	375,000	4,417,500
		39,167,150
FOOD AND STAPLES RETAILING — 0.6%
Village Super Market, Inc., Class A	268,899	6,354,083
Weis Markets, Inc.	165,000	7,545,450
		13,899,533
FOOD PRODUCTS — 0.3%
Snyders-Lance, Inc.	125,000	3,307,500
TreeHouse Foods, Inc.(1)	45,000	3,603,150
		6,910,650
GAS UTILITIES — 1.0%
Laclede Group, Inc. (The)	355,969	17,282,295
South Jersey Industries, Inc.	95,000	5,738,950
		23,021,245
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.1%
Haemonetics Corp.(1)	625,000	22,050,000
Hill-Rom Holdings, Inc.	130,000	5,396,300
Integra LifeSciences Holdings Corp.(1)	90,000	4,235,400
Orthofix International NV(1)	170,000	6,162,500
Utah Medical Products, Inc.(2)	192,641	9,909,453
		47,753,653
HEALTH CARE PROVIDERS AND SERVICES — 1.9%
AMN Healthcare Services, Inc.(1)	870,000	10,701,000
Hanger, Inc.(1)	255,000	8,019,750
HealthSouth Corp.	120,000	4,304,400
Magellan Health, Inc.(1)	80,000	4,979,200
National Healthcare Corp.	80,299	4,520,031
PharMerica Corp.(1)	90,000	2,573,100
WellCare Health Plans, Inc.(1)	90,000	6,719,400
		41,816,881

HEALTH CARE TECHNOLOGY — 0.3%
MedAssets, Inc.(1)	280,000	6,395,200
HOTELS, RESTAURANTS AND LEISURE — 1.9%
Bally Technologies, Inc.(1)	135,000	8,872,200
Belmond Ltd., Class A(1)	260,000	3,780,400
ClubCorp Holdings, Inc.	175,000	3,244,500
Einstein Noah Restaurant Group, Inc.	435,000	6,986,100
Papa Murphy's Holdings, Inc.(1)	385,000	3,688,300
Scientific Games Corp., Class A(1)	1,490,000	16,568,800
		43,140,300
HOUSEHOLD DURABLES — 1.5%
Cavco Industries, Inc.(1)	160,000	13,648,000
Century Communities, Inc.(1)	240,021	5,316,465
Helen of Troy Ltd.(1)	60,000	3,637,800
Libbey, Inc.(1)	365,000	9,723,600
		32,325,865
HOUSEHOLD PRODUCTS — 0.6%
Central Garden and Pet Co.(1)	800,000	7,360,000
Spectrum Brands Holdings, Inc.	75,000	6,452,250
		13,812,250
INSURANCE — 3.8%
American Equity Investment Life Holding Co.	155,000	3,813,000
Argo Group International Holdings Ltd.	170,000	8,688,700
Aspen Insurance Holdings Ltd.	170,000	7,721,400
Baldwin & Lyons, Inc., Class B	464,854	12,058,313
CNO Financial Group, Inc.	515,000	9,167,000
Endurance Specialty Holdings Ltd.	110,000	5,674,900
Hanover Insurance Group, Inc. (The)	75,000	4,736,250
HCC Insurance Holdings, Inc.	140,000	6,851,600
Infinity Property & Casualty Corp.	85,000	5,714,550
Platinum Underwriters Holdings Ltd.	70,000	4,539,500
Symetra Financial Corp.	215,000	4,889,100
United Fire Group, Inc.	200,465	5,877,634
Validus Holdings Ltd.	114,972	4,396,529
		84,128,476
INTERNET AND CATALOG RETAIL — 0.6%
Orbitz Worldwide, Inc.(1)	495,042	4,405,874
Shutterfly, Inc.(1)	185,000	7,966,100
		12,371,974
INTERNET SOFTWARE AND SERVICES — 0.2%
Everyday Health, Inc.(1)	210,000	3,880,800
IT SERVICES — 2.1%
EVERTEC, Inc.	950,000	23,028,000
MoneyGram International, Inc.(1)	985,000	14,509,050
SYKES Enterprises, Inc.(1)	270,000	5,867,100
VeriFone Systems, Inc.(1)	120,000	4,410,000
		47,814,150

LEISURE PRODUCTS — 0.3%
Malibu Boats, Inc.(1)	330,000	6,633,000
MACHINERY — 4.3%
Albany International Corp., Class A	580,000	22,016,800
Briggs & Stratton Corp.	425,000	8,695,500
Dynamic Materials Corp.	535,000	11,839,550
EnPro Industries, Inc.(1)	120,000	8,779,200
Global Brass & Copper Holdings, Inc.(2)	1,245,000	21,040,500
Hardinge, Inc.	314,703	3,980,993
Kadant, Inc.	210,000	8,074,500
Kennametal, Inc.	220,000	10,181,600
Rexnord Corp.(1)	65,000	1,829,750
		96,438,393
MEDIA — 4.5%
AMC Entertainment Holdings, Inc., Class A	185,000	4,600,950
CBS Outdoor Americas, Inc.	125,000	4,085,000
Cumulus Media, Inc., Class A(1)	2,040,000	13,443,600
E.W. Scripps Co. (The), Class A(1)	140,000	2,962,400
Entercom Communications Corp., Class A(1)	1,475,000	15,826,750
Entravision Communications Corp., Class A(2)	4,950,000	30,789,000
Harte-Hanks, Inc.	320,000	2,300,800
Journal Communications, Inc., Class A(1)	945,000	8,382,150
LIN Media LLC(1)	400,000	10,900,000
Nexstar Broadcasting Group, Inc., Class A	140,000	7,225,400
		100,516,050
METALS AND MINING — 2.6%
Allegheny Technologies, Inc.	175,000	7,892,500
AM Castle & Co.(1)	910,000	10,046,400
Century Aluminum Co.(1)	195,000	3,057,600
Compass Minerals International, Inc.	85,000	8,137,900
Haynes International, Inc.	275,000	15,562,250
Horsehead Holding Corp.(1)	700,000	12,782,000
		57,478,650
MULTI-UTILITIES — 1.8%
Avista Corp.	435,000	14,581,200
Black Hills Corp.	140,000	8,594,600
NorthWestern Corp.	345,000	18,005,550
		41,181,350
OIL, GAS AND CONSUMABLE FUELS — 5.5%
Alpha Natural Resources, Inc.(1)	920,000	3,413,200
Ardmore Shipping Corp.	870,000	12,032,100
Bonanza Creek Energy, Inc.(1)	90,000	5,147,100
Delek US Holdings, Inc.	110,000	3,105,300
Energy XXI Bermuda Ltd.	495,000	11,696,850
Hugoton Royalty Trust	445,000	4,886,100
Jones Energy, Inc.(1)	415,000	8,507,500
Nordic American Tanker Shipping Ltd.	555,000	5,289,150

Northern Tier Energy LP	490,000	13,102,600
Pacific Coast Oil Trust	635,000	8,293,100
PBF Energy, Inc., Class A	220,000	5,863,000
PBF Logistics LP(1)	56,753	1,561,843
Penn Virginia Corp.(1)	805,000	13,644,750
Rosetta Resources, Inc.(1)	120,000	6,582,000
Scorpio Tankers, Inc.	920,000	9,356,400
Vaalco Energy, Inc.(1)	675,000	4,880,250
Western Refining, Inc.	140,000	5,257,000
		122,618,243
PAPER AND FOREST PRODUCTS — 1.3%
Boise Cascade Co.(1)	115,000	3,293,600
Clearwater Paper Corp.(1)	100,000	6,172,000
KapStone Paper and Packaging Corp.(1)	365,000	12,092,450
Wausau Paper Corp.	603,569	6,530,617
		28,088,667
PROFESSIONAL SERVICES — 1.2%
CDI Corp.	695,000	10,014,950
Kforce, Inc.	780,000	16,887,000
		26,901,950
REAL ESTATE INVESTMENT TRUSTS (REITs) — 12.1%
American Campus Communities, Inc.	345,000	13,192,800
Apollo Commercial Real Estate Finance, Inc.	515,000	8,492,350
Armada Hoffler Properties, Inc.	630,000	6,098,400
Associated Estates Realty Corp.	495,000	8,919,900
Blackstone Mortgage Trust, Inc., Class A	180,000	5,220,000
Campus Crest Communities, Inc.	1,485,000	12,860,100
Capstead Mortgage Corp.	490,000	6,443,500
CBL & Associates Properties, Inc.	335,000	6,365,000
Chatham Lodging Trust	445,000	9,745,500
Chimera Investment Corp.	1,630,000	5,199,700
Colony Financial, Inc.	255,000	5,921,100
DiamondRock Hospitality Co.	505,000	6,474,100
EPR Properties	155,000	8,659,850
Excel Trust, Inc.	640,000	8,531,200
Hatteras Financial Corp.	425,000	8,419,250
Hersha Hospitality Trust	635,000	4,260,850
Highwoods Properties, Inc.	170,000	7,131,500
LaSalle Hotel Properties	300,000	10,587,000
Lexington Realty Trust	450,000	4,954,500
Mack-Cali Realty Corp.	330,000	7,088,400
Medical Properties Trust, Inc.	535,000	7,083,400
MFA Financial, Inc.	1,260,000	10,344,600
New Residential Investment Corp.	860,000	5,418,000
Pennsylvania Real Estate Investment Trust	315,000	5,928,300
PennyMac Mortgage Investment Trust	280,000	6,143,200
RLJ Lodging Trust	170,000	4,911,300

Rouse Properties, Inc.	650,000	11,121,500
Sabra Health Care REIT, Inc.	113,573	3,260,681
Summit Hotel Properties, Inc.	1,135,000	12,031,000
Sun Communities, Inc.	155,000	7,725,200
Sunstone Hotel Investors, Inc.	765,000	11,421,450
Two Harbors Investment Corp.	945,000	9,903,600
Urstadt Biddle Properties, Inc., Class A	560,000	11,692,800
Washington Real Estate Investment Trust	325,000	8,443,500
		269,993,531
ROAD AND RAIL — 0.7%
Celadon Group, Inc.	340,000	7,248,800
Marten Transport Ltd.	390,000	8,716,500
		15,965,300
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.9%
Cypress Semiconductor Corp.	350,000	3,818,500
Exar Corp.(1)	1,315,000	14,859,500
Fairchild Semiconductor International, Inc.(1)	485,000	7,566,000
Kulicke & Soffa Industries, Inc.(1)	940,000	13,404,400
MKS Instruments, Inc.	245,000	7,653,800
Nanometrics, Inc.(1)	465,000	8,486,250
Semtech Corp.(1)	360,000	9,414,000
		65,202,450
SOFTWARE — 2.1%
AVG Technologies NV(1)	210,000	4,227,300
BroadSoft, Inc.(1)	260,000	6,861,400
Compuware Corp.	1,250,000	12,487,500
Mentor Graphics Corp.	1,085,000	23,403,450
		46,979,650
SPECIALTY RETAIL — 2.1%
Conn's, Inc.(1)	180,000	8,890,200
Destination Maternity Corp.	370,000	8,424,900
Group 1 Automotive, Inc.	55,000	4,637,050
MarineMax, Inc.(1)	420,000	7,030,800
Michaels Cos., Inc. (The)(1)	190,000	3,239,500
Penske Automotive Group, Inc.	290,000	14,355,000
		46,577,450
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.6%
Silicon Graphics International Corp.(1)	1,359,947	13,082,690
TEXTILES, APPAREL AND LUXURY GOODS — 1.3%
Culp, Inc.(2)	620,000	10,794,200
Movado Group, Inc.	430,000	17,918,100
		28,712,300
THRIFTS AND MORTGAGE FINANCE — 1.7%
Astoria Financial Corp.	605,000	8,137,250
Dime Community Bancshares, Inc.	495,000	7,816,050
MGIC Investment Corp.(1)	455,000	4,204,200
Oritani Financial Corp.	640,000	9,849,600

Provident Financial Services, Inc.	180,000	3,117,600
Radian Group, Inc.	320,000	4,739,200
		37,863,900
TRADING COMPANIES AND DISTRIBUTORS — 0.3%
Kaman Corp.	155,000	6,623,150
TRANSPORTATION INFRASTRUCTURE — 0.4%
Aegean Marine Petroleum Network, Inc.	870,000	8,778,300
WATER UTILITIES — 0.3%
Artesian Resources Corp., Class A	285,192	6,411,116
TOTAL COMMON STOCKS (Cost $1,876,989,107)		2,200,809,034
CONVERTIBLE PREFERRED STOCKS — 0.6%
HOUSEHOLD DURABLES — 0.4%
Beazer Homes USA, Inc., 7.50%, 7/15/15	250,000	8,047,500
TOBACCO — 0.2%
Universal Corp., 6.75%	3,532	4,457,825
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,272,896)		12,505,325
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $3,271,570), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $3,205,735)		3,205,731
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $1,309,052), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $1,282,292)		1,282,292
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $2,616,175), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $2,564,587)		2,564,585
SSgA U.S. Government Money Market Fund, Class N	7,579,501	7,579,501
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,632,109)		14,632,109
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,901,894,112)		2,227,946,468
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,548,925)
TOTAL NET ASSETS — 100.0%		$2,225,397,543

Notes to Schedule of Investments

(1)	Non-income producing.

(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,200,809,034	—	—
Convertible Preferred Stocks	—	12,505,325	—
Temporary Cash Investments	7,579,501	7,052,608	—
	2,208,388,535	19,557,933	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2014 follows:

March 31, 2014						June 30, 2014
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
Culp, Inc.	580,000	$741,189	—	—	$279,000	620,000	$10,794,200
Entravision Communications Corp., Class A	3,965,000	5,490,868	$99,891	$(14,460)	123,750	4,950,000	30,789,000
Global Brass & Copper Holdings, Inc.	1,235,000	1,403,594	1,442,712	(153,959)	47,250	1,245,000	21,040,500
Multi-Color Corp.	899,286	1,420,364	4,189,303	35,002	45,250	825,000	33,008,250
Utah Medical Products, Inc.	165,000	1,468,783	49,131	536	48,160	192,641	9,909,453
		$10,524,798	$5,781,037	$(132,881)	$543,410		$105,541,403

4. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,925,292,142
Gross tax appreciation of investments	$336,891,269
Gross tax depreciation of investments	(34,236,943)
Net tax appreciation (depreciation) of investments	$302,654,326

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Value Fund
June 30, 2014

Value - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
AEROSPACE AND DEFENSE — 1.3%
BAE Systems plc	2,178,620	16,140,633
Boeing Co. (The)	104,144	13,250,241
Textron, Inc.	490,700	18,788,903
		48,179,777
AIR FREIGHT AND LOGISTICS — 0.3%
United Parcel Service, Inc., Class B	114,152	11,718,844
AIRLINES — 0.5%
Japan Airlines Co. Ltd.	257,206	14,217,991
Southwest Airlines Co.	232,438	6,243,285
		20,461,276
AUTOMOBILES — 1.1%
General Motors Co.	651,336	23,643,497
Honda Motor Co., Ltd.	513,100	17,914,562
		41,558,059
BANKS — 10.5%
BOK Financial Corp.	226,308	15,072,113
Commerce Bancshares, Inc.	550,649	25,605,178
Cullen/Frost Bankers, Inc.	242,276	19,241,560
Investors Bancorp, Inc.	525,588	5,807,747
JPMorgan Chase & Co.	1,662,731	95,806,560
M&T Bank Corp.	203,350	25,225,568
PNC Financial Services Group, Inc. (The)	538,943	47,992,874
U.S. Bancorp	1,442,062	62,470,126
Wells Fargo & Co.	1,944,478	102,201,764
		399,423,490
BEVERAGES — 0.3%
PepsiCo, Inc.	131,680	11,764,291
CAPITAL MARKETS — 3.8%
Franklin Resources, Inc.	226,670	13,110,593
Goldman Sachs Group, Inc. (The)	84,524	14,152,699
LPL Financial Holdings, Inc.	225,780	11,230,297
Northern Trust Corp.	1,222,644	78,505,971
State Street Corp.	386,855	26,019,867
		143,019,427
COMMERCIAL SERVICES AND SUPPLIES — 4.9%
ADT Corp. (The)	1,200,192	41,934,709
Republic Services, Inc.	2,277,227	86,466,309
Tyco International Ltd.	671,212	30,607,267
Waste Management, Inc.	567,901	25,402,212
		184,410,497

COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	2,403,579	59,728,938
CONTAINERS AND PACKAGING — 0.6%
Bemis Co., Inc.	325,768	13,245,727
Sonoco Products Co.	196,380	8,626,973
		21,872,700
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc., Class A(1)	209	39,689,205
Berkshire Hathaway, Inc., Class B(1)	142,050	17,977,848
		57,667,053
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
CenturyLink, Inc.	575,259	20,824,376
Verizon Communications, Inc.	1,358,840	66,488,041
		87,312,417
ELECTRIC UTILITIES — 3.0%
Great Plains Energy, Inc.	1,127,006	30,282,651
Southern Co. (The)	346,208	15,710,919
Westar Energy, Inc.	775,908	29,631,927
Xcel Energy, Inc.	1,157,135	37,294,461
		112,919,958
FOOD AND STAPLES RETAILING — 2.0%
CVS Caremark Corp.	149,019	11,231,562
Sysco Corp.	794,243	29,744,400
Wal-Mart Stores, Inc.	459,811	34,518,012
		75,493,974
FOOD PRODUCTS — 2.7%
ConAgra Foods, Inc.	673,890	20,001,055
Danone SA	199,911	14,847,560
Hillshire Brands Co.	250,141	15,583,784
Kellogg Co.	200,708	13,186,516
Mondelez International, Inc., Class A	616,376	23,181,901
Unilever CVA	394,420	17,258,238
		104,059,054
GAS UTILITIES — 0.5%
Laclede Group, Inc. (The)	391,249	18,995,139
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.0%
Becton Dickinson and Co.	83,983	9,935,189
Boston Scientific Corp.(1)	1,353,746	17,287,336
CareFusion Corp.(1)	1,024,066	45,417,327
Medtronic, Inc.	651,725	41,553,986
Stryker Corp.	282,740	23,840,637
Zimmer Holdings, Inc.	119,042	12,363,702
		150,398,177
HEALTH CARE PROVIDERS AND SERVICES — 2.4%
LifePoint Hospitals, Inc.(1)	399,098	24,783,986
Quest Diagnostics, Inc.	223,660	13,126,605

UnitedHealth Group, Inc.	566,645	46,323,229
WellPoint, Inc.	51,570	5,549,448
		89,783,268
HOTELS, RESTAURANTS AND LEISURE — 1.5%
Carnival Corp.	394,033	14,835,343
International Game Technology	1,053,690	16,764,208
International Speedway Corp., Class A	477,233	15,882,314
Speedway Motorsports, Inc.	428,253	7,815,617
		55,297,482
HOUSEHOLD PRODUCTS — 2.7%
Procter & Gamble Co. (The)	1,316,550	103,467,664
INDUSTRIAL CONGLOMERATES — 4.0%
General Electric Co.	4,337,857	113,998,882
Koninklijke Philips Electronics NV	1,139,030	36,145,447
		150,144,329
INSURANCE — 4.4%
ACE Ltd.	231,131	23,968,285
Aflac, Inc.	304,643	18,964,027
Brown & Brown, Inc.	208,388	6,399,595
Chubb Corp. (The)	271,804	25,052,175
HCC Insurance Holdings, Inc.	513,049	25,108,618
MetLife, Inc.	438,298	24,351,837
Reinsurance Group of America, Inc.	260,403	20,545,797
Travelers Cos., Inc. (The)	138,187	12,999,251
Unum Group	219,140	7,617,306
		165,006,891
LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Waters Corp.(1)	74,000	7,728,560
MEDIA — 0.5%
Markit Ltd.(1)	305,993	8,255,691
Walt Disney Co. (The)	127,246	10,910,072
		19,165,763
METALS AND MINING — 1.4%
Constellium NV, Class A(1)	440,409	14,119,513
Freeport-McMoRan Copper & Gold, Inc.	500,498	18,268,177
Newmont Mining Corp.	323,575	8,231,748
Nucor Corp.	269,170	13,256,622
		53,876,060
MULTI-UTILITIES — 1.6%
Consolidated Edison, Inc.	242,880	14,023,891
PG&E Corp.	980,770	47,096,576
		61,120,467
MULTILINE RETAIL — 0.9%
Family Dollar Stores, Inc.	120,880	7,995,003
Target Corp.	483,483	28,017,840
		36,012,843

OIL, GAS AND CONSUMABLE FUELS — 16.1%
Apache Corp.	425,982	42,862,309
Chevron Corp.	923,587	120,574,283
Devon Energy Corp.	283,838	22,536,737
El Paso Pipeline Partners LP	480,605	17,412,319
Exxon Mobil Corp.	1,505,586	151,582,398
Imperial Oil Ltd.	1,270,956	66,975,171
Occidental Petroleum Corp.	663,133	68,057,340
Peabody Energy Corp.	869,667	14,219,055
Southwestern Energy Co.(1)	412,965	18,785,778
Total SA	718,551	51,930,880
Ultra Petroleum Corp.(1)	560,084	16,628,894
Williams Partners LP	338,737	18,390,032
		609,955,196
PHARMACEUTICALS — 7.3%
Eli Lilly & Co.	123,737	7,692,729
Hospira, Inc.(1)	359,998	18,493,097
Johnson & Johnson	714,639	74,765,532
Mallinckrodt plc(1)	78,090	6,248,762
Merck & Co., Inc.	1,029,407	59,551,195
Pfizer, Inc.	3,645,863	108,209,214
		274,960,529
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.8%
Annaly Capital Management, Inc.	1,972,378	22,544,281
Capstead Mortgage Corp.	993,350	13,062,552
Corrections Corp. of America	872,769	28,670,462
Empire State Realty Trust, Inc.	843,639	13,920,043
Piedmont Office Realty Trust, Inc., Class A	1,408,105	26,669,509
		104,866,847
ROAD AND RAIL — 0.6%
Heartland Express, Inc.	351,150	7,493,541
Werner Enterprises, Inc.	576,188	15,274,744
		22,768,285
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.2%
Applied Materials, Inc.	1,526,514	34,422,891
Broadcom Corp., Class A	308,000	11,432,960
Intel Corp.	1,793,297	55,412,877
KLA-Tencor Corp.	104,160	7,566,182
Teradyne, Inc.	610,700	11,969,720
		120,804,630
SOFTWARE — 0.9%
Microsoft Corp.	273,062	11,386,685
NICE Systems Ltd. ADR	371,100	15,144,591
Oracle Corp.	236,269	9,575,983
		36,107,259

SPECIALTY RETAIL — 1.3%
CST Brands, Inc.	471,670	16,272,615
Lowe's Cos., Inc.	705,134	33,839,381
		50,111,996
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 3.8%
Apple, Inc.	576,380	53,562,993
EMC Corp.	726,635	19,139,566
Hewlett-Packard Co.	533,225	17,959,018
NetApp, Inc.	294,950	10,771,574
QLogic Corp.(1)	944,448	9,529,480
SanDisk Corp.	120,290	12,561,885
Western Digital Corp.	223,770	20,653,971
		144,178,487
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Coach, Inc.	269,978	9,230,548
THRIFTS AND MORTGAGE FINANCE — 0.5%
People's United Financial, Inc.	1,305,660	19,806,862
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Rogers Communications, Inc., Class B	243,190	9,786,400
TOTAL COMMON STOCKS (Cost $2,826,118,173)		3,693,163,437
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $21,907,387), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $21,466,536)		21,466,506
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $8,765,793), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $8,586,604)		8,586,602
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $17,518,667), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $17,173,219)		17,173,205
SSgA U.S. Government Money Market Fund, Class N	50,755,040	50,755,040
TOTAL TEMPORARY CASH INVESTMENTS (Cost $97,981,353)		97,981,353
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,924,099,526)		3,791,144,790
OTHER ASSETS AND LIABILITIES — (0.1)%		(4,953,924)
TOTAL NET ASSETS — 100.0%		$3,786,190,866

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	1,910,237	USD	1,785,489	JPMorgan Chase Bank N.A.	7/31/14	3,457
USD	58,310,205	CAD	62,674,724	JPMorgan Chase Bank N.A.	7/31/14	(384,953)
USD	89,723,568	EUR	66,000,874	UBS AG	7/31/14	(661,307)
USD	11,743,080	GBP	6,921,476	Credit Suisse AG	7/31/14	(99,656)
USD	23,941,891	JPY	2,445,185,355	Credit Suisse AG	7/31/14	(200,191)
						(1,342,650)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,447,946,555	245,216,882	—
Temporary Cash Investments	50,755,040	47,226,313	—
	3,498,701,595	292,443,195	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,457	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,346,107)	—

3. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,982,047,244
Gross tax appreciation of investments	$829,243,772
Gross tax depreciation of investments	(20,146,226)
Net tax appreciation (depreciation) of investments	$809,097,546

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 26, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 26, 2014